Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (2,261)	$ (1,091)	$ (1,165)
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,115)	$ (526)
ECL with adjusted probabilities of scenario weights in percent of baseline	134.00%	160.00%
Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (161)	$ (136)
Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(88)	(43)
Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(368)	(136)
Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(188)	(86)
Weighted average | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(48)
Weighted average | Consumer financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(74)
Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(189)	(125)
100% Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(832)	(329)
100% Baseline | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(66)	(25)
100% Baseline | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(53)	(26)
100% Baseline | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(282)	(97)
100% Baseline | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(158)	(67)
100% Baseline | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(46)
100% Baseline | Consumer financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(71)
100% Baseline | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(157)	(114)
100% Asset price inflation
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(295)
100% Asset price inflation | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(13)
100% Asset price inflation | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(22)
100% Asset price inflation | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(84)
100% Asset price inflation | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(66)
100% Asset price inflation | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(111)
100% Stagflationary geopolitical crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(2,317)	(1,204)
100% Stagflationary geopolitical crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(816)	(523)
100% Stagflationary geopolitical crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(293)	(176)
100% Stagflationary geopolitical crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(533)	(199)
100% Stagflationary geopolitical crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(274)	(162)
100% Stagflationary geopolitical crisis | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(50)
100% Stagflationary geopolitical crisis | Consumer financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(81)
100% Stagflationary geopolitical crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(269)	(145)
100% Mild debt crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(1,095)
100% Mild debt crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(81)
100% Mild debt crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(49)
100% Mild debt crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(419)
100% Mild debt crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(226)
100% Mild debt crisis | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(49)
100% Mild debt crisis | Consumer financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(75)
100% Mild debt crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(197)
100% Global crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(638)
100% Global crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(184)
100% Global crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(30)
100% Global crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(174)
100% Global crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(97)
100% Global crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions		(153)
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(2,225)	(1,267)
Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(409)	(473)
Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(196)	(126)
Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(645)	(235)
Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(296)	(153)
Lifetime weighted average | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(125)
Lifetime weighted average | Consumer financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(186)
Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (368)	$ (281)